Consolidated Income Statement - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Profit or loss [abstract]
Revenue	[1],[2]	£ 15,602.4	£ 15,804.2		£ 14,887.3
Costs of services		(12,663.5)	(12,629.0)	[2]	(11,846.5)	[2]
Gross profit		2,938.9	3,175.2	[2]	3,040.8	[2]
General and administrative costs		(1,507.5)	(1,267.0)	[2]	(977.7)	[2]
Operating profit		1,431.4	1,908.2	[2]	2,063.1	[2]
Share of results of associates		43.5	113.5	[2]	49.8	[2]
Profit before interest and taxation		1,474.9	2,021.7	[2]	2,112.9	[2]
Finance income		104.8	95.2	[2]	80.4	[2]
Finance costs		(289.3)	(269.8)	[2]	(254.5)	[2]
Revaluation of financial instruments		172.9	262.2	[2]	(48.3)	[2]
Profit before taxation		1,463.3	2,109.3	[2]	1,890.5	[2]
Taxation		(323.9)	(197.0)	[2]	(388.9)	[2]
Profit for the year		1,139.4	1,912.3	[2]	1,501.6	[2]
Attributable to:
Equity holders of the parent		1,062.9	1,816.6	[2]	1,400.1	[2]
Non-controlling interests		76.5	95.7	[2]	101.5	[2]
Profit for the year		£ 1,139.4	£ 1,912.3	[2]	£ 1,501.6	[2]
Earnings per share
Basic earnings per ordinary share		£ 0.852	£ 1.440	[2]	£ 1.096	[2]
Diluted earnings per ordinary share		£ 0.843	£ 1.424	[2]	£ 1.080	[2]

[1]	Intersegment sales have not been separately disclosed as they are not material.
[2]	Prior year figures have been restated for the impact of the adoption of IFRS 15 Revenue from Contracts with Customers, as described in the accounting policies.